UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F/A-HR

                              Form 13F/A COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2008
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Ridgecrest Investment Management, LLC
Address:    220 East 42nd Street, 29th Floor
            New York, NY 10017

Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Todd McElroy
Title:      Chief Financial Officer
Phone:      (212) 476-5517

Signature, Place, and Date of Signing:

/s/ Todd McElroy          New York, New York            December 8, 2008
----------------          ------------------            ----------------
  [Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -------------

Form 13F Information Table Entry Total:   81
                                          -------------

Form 13F Information Table Value Total:   $53,103
                                          -------------
                                          (thousands)

List of Other Included Managers:

None

COLUMN 1                              COLUMN 2         COLUMN 3   COLUMN 4  COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
--------                              --------         --------   --------  --------          --------    --------       --------
                                                                  MARKET    SHARES/  SH/
                                                                  VALUE     PRN      PRN PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                        TITLE OF CLASS   CUSIP      * 1000    AMOUNT   AMT CALL DISCRETION  MANAGERS  SOLE SHARED NONE
AIRTRAN HLDGS INC                     COM              00949P108     243     100,000 SH       Sole                  100,000
ABB LTD                               ADR              000375204     233      12,000 SH       Sole                   12,000
APPLIED BIOSYSTEMS INC DEL            COM              38149100      856      25,000 SH       Sole                   25,000
ACERGY S A                            SPONSORED ADR    00443E104     111      11,000 SH       Sole                   11,000
AECOM TECHNOLOGY CORP DELAWARE        COM              00766T100     807      33,000 SH       Sole                   33,000
ANADARKO PETE CORP                    COM              032511107     728      15,000 SH       Sole                   15,000
YAMANA GOLD INC                       COM              98462Y100     333      40,000 SH       Sole                   40,000
BLUE COAT SYSTEMS INC                 COM NEW          09534T508     355      25,000 SH       Sole                   25,000
GENERAL CABLE CORP DEL NEW            COM              369300108     249       7,000 SH       Sole                    7,000
BARR PHARMACEUTICALS INC              COM              068306109     653      10,000 SH       Sole                   10,000
CITIGROUP INC                         COM              172967101     615      30,000 SH       Sole                   30,000
CAMERON INTL CORP COM                 COM              13342B105     154       4,000 SH       Sole                    4,000
CHICAGO BRIDGE & IRON CO N V          N Y REGISTRY SH  167250109     673      35,000 SH       Sole                   35,000
CABOT OIL & GAS CORP                  COM              127097103     795      22,000 SH       Sole                   22,000
CANADIAN SOLAR INC                    COM              136635109     293      15,000 SH       Sole                   15,000
COVANTA HLDG CORP                     COM              22282E102   1,197      50,000 SH       Sole                   50,000
CVS CAREMARK CORPORATION              COM              126650100   1,346      40,000 SH       Sole                   40,000
DICKS SPORTING GOODS INC              COM              253393102     783      40,000 SH       Sole                   40,000
ULTRA O&G PRO                         PROSHARES TR     74347R719     389      10,000 SH       Sole                   10,000
EMC CORP MASS COM STK                 COM              268648102     598      50,000 SH       Sole                   50,000
ENERGYSOLUTIONS INC                   DEPOSITARY SH    292756202     200      20,000 SH       Sole                   20,000
FTI CONSULTING INC                    COM              302941109     722      10,000 SH       Sole                   10,000
F M C CORP                            COM NEW          302491303     771      15,000 SH       Sole                   15,000
FOMENTO ECONOMICO MEXICANO SAB DE CV  SPON ADR UNITS   344419106   1,365      35,800 SH       Sole                   35,800
FEDERAL SIGNAL CORP                   COM              313855108     411      30,000 SH       Sole                   30,000
FLOTEK INDS INC DEL                   COM              343389102   1,023      93,000 SH       Sole                   93,000
GLOBAL INDS LTD                       COM              379336100     139      20,000 SH       Sole                   20,000
GREAT LAKES DREDGE & DOCK CO          COM              390607109     883     140,000 SH       Sole                  140,000
GOLAR LNG LTD BERMUDA                 SHS              G9456A100     332      25,000 SH       Sole                   25,000
HURON CONSULTING GROUP INC            COM              447462102   1,168      20,500 SH       Sole                   20,500
RUSSELL 2000                          ISHARES TR       464287655   2,040      30,000 SH       Sole                   30,000
ISHARES TR                            DJ US INDEX FD   464287846   1,241      15,000 SH       Sole                   15,000
JOY GLOBAL INC                        COM              481165108      23         500 SH       Sole                      500
KHD HUMBOLDT WEDAG INTL LTD           COM              482462108   1,055      55,000 SH       Sole                   55,000
KIMBERLY CLARK CORP                   COM              494368103   1,783      27,500 SH       Sole                   27,500
LKQ CORP                              COM              501889208     297      17,500 SH       Sole                   17,500
MCKESSON CORP                         COM              58155Q103     942      17,500 SH       Sole                   17,500
MCDERMOTT INTL INC                    COM              580037109     192       7,500 SH       Sole                    7,500
METLIFE INC COM STK                   COM              59156R108     560      10,000 SH       Sole                   10,000
MARSH & MCLENNAN COS INC              COM              571748102     476      15,000 SH       Sole                   15,000
MERCURY COMPUTER SYS INC              COM              589378108     223      25,000 SH       Sole                   25,000
MATRIX SERVICE CO                     COM              576853105     229      12,000 SH       Sole                   12,000
MAXWELL TECHNOLOGIES INC              COM              577767106     467      35,000 SH       Sole                   35,000
MYLAN INC                             COM              628530107   1,142     100,000 SH       Sole                  100,000
MYR GROUP INC DEL                     COM              55405W104   1,089      86,000 SH       Sole                   86,000
99 CENTS ONLY STORES                  COM              65440K106     329      30,000 SH       Sole                   30,000
NUANCE COMMUNICATIONS INC COM STK     COM              67020Y100     492      40,400 SH       Sole                   40,400
OWENS ILL INC                         COM NEW          690768403     588      20,000 SH       Sole                   20,000
ORION MARINE GRP                      COM              68628V308   1,679     160,100 SH       Sole                  160,100
O REILLY AUTOMOTIVE INC               COM              686091109     803      30,000 SH       Sole                   30,000
OTTER TAIL CORP                       COM              689648103     369      12,000 SH       Sole                   12,000
QUANTA SVCS INC                       COM              74762E102   1,675      62,000 SH       Sole                   62,000
PLAINS EXPL& PRODTN CO                COM              26505100      352      10,000 SH       Sole                   10,000
POWERSHARES QQQ TRUST                 UNIT SER 1       73935A104     584      15,000 SH       Sole                   15,000
RALCORP HOLDINGS INC NEW              COM              751028101   3,472      51,500 SH       Sole                   51,500
RF MICRODEVICES INC                   COM              749941100     350     120,000 SH       Sole                  120,000
ROCKWOOD HLDGS INC COM STK            COM              774415103     257      10,000 SH       Sole                   10,000
RBC BEARINGS INC                      COM              75524B104   1,247      37,000 SH       Sole                   37,000
SLM CORP COM STK                      COM              78442P106     309      25,000 SH       Sole                   25,000
SMART BALANCE INC COM STK             COM              83169Y108     426      65,000 SH       Sole                   65,000
SPDR TR                               UNIT SER 1       78462F103   1,160      10,000 SH       Sole                   10,000
STANTEC INC                           COM              85472N109     381      16,000 SH       Sole                   16,000
STERLING CONSTRUCTION CO INC          COM              859241101     324      20,000 SH       Sole                   20,000
SYNGENTA AG ADR                       SPONSORED ADR    87160A100     423      10,000 SH       Sole                   10,000
TEVA PHARMACEUTICAL INDS LTD          ADR              881624209     687      15,000 SH       Sole                   15,000
TALISMAN ENERGY INC                   COM              87425E103     427      30,000 SH       Sole                   30,000
THERMO FISHER SCIENTIFIC INC          COM              883556102   1,650      30,000 SH       Sole                   30,000
TRINITY INDS INC                      COM              896522109     618      24,000 SH       Sole                   24,000
TETRA TECHNOLOGIES INC DEL            COM              88162F105     481      20,000 SH       Sole                   20,000
ULTRAPETROL BAHAMAS LTD               COM              P94398107     597      76,000 SH       Sole                   76,000
UR ENERGY INC COM                     COM              91688R108      38      60,000 SH       Sole                   60,000
URS CORP NEW COM STK                  COM              903236107     367      10,000 SH       Sole                   10,000
USEC INC                              COM              90333E108     216      40,000 SH       Sole                   40,000
WEATHERFORD INTERNATIONAL LTD         COM              G95089101     377      15,000 SH       Sole                   15,000
WALTER INDS INC                       COM              93317Q105     119       2,500 SH       Sole                    2,500
WESTPORT INNOVATIONS INC              COM NEW          960908309     229      25,000 SH       Sole                   25,000
EXIDE TECHNOLOGIES                    COM NEW          302051206     203      27,500 SH       Sole                   27,500
XL CAP LTD                            CL A             G98255105     718      40,000 SH       Sole                   40,000
XTO ENERGY INC COM                    COM              98385X106     233       5,000 SH       Sole                    5,000
YINGLI GREEN ENERGY HOLDG CO          ADR              98584B103     386      35,000 SH       Sole                   35,000
YUCHENG TECHNOLOGIES LTD              COM              G98777108     358      35,000 SH       Sole                   35,000
                                                                  53,103